GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2018
Gain/(Loss) on sale of assets and deferred gains [Abstract]
Gain (loss) on sale of assets and deferred gains

(in thousands of $)	2018	2017	2016
Net gain (loss) on sale of vessels	2	(570)	72
Amortization of deferred gains	258	258	228
	260	(312)	300